DEBT AND CREDIT FACILITIES 2 (Details) (USD $) In Millions, unless otherwise specified																												12 Months Ended																																																																																																												12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Debt Instrument, S D G E [Member]	Dec. 31, 2011 Debt Instrument, S D G E [Member]	Dec. 31, 2012 Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2011 Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2011 First Mortgage Bonds, Due October 2012 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 First Mortgage Bonds, Due March 2014 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 First Mortgage Bonds, Due March 2014 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 First Mortgage Bonds, Due June 2015 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due June 2015 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due November 2015 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due November 2015 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due April 2018 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 First Mortgage Bonds, Due April 2018 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 First Mortgage Bonds, Due July 2018 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 First Mortgage Bonds, Due July 2018 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 First Mortgage Bonds, Due June 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 First Mortgage Bonds, Due June 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 First Mortgage Bonds, Due June 2026 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due June 2026 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due December 2027 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due December 2027 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 First Mortgage Bonds, Due January And February 2034 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 First Mortgage Bonds, Due January And February 2034 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 First Mortgage Bonds, Due May 2035 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due May 2035 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due November 2035 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 First Mortgage Bonds, Due November 2035 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 First Mortgage Bonds, Due September 2037 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due September 2037 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due June 2039 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due June 2039 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due May 2039 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 First Mortgage Bonds, Due May 2039 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 First Mortgage Bonds, Due May 2040 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due May 2040 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due August 2040 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due August 2040 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due November 2040 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 First Mortgage Bonds, Due November 2040 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 First Mortgage Bonds, Due August 2021 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due August 2021 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due November 2041 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due November 2041 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due September 2021 [Member] Debt Instrument, Mobile Gas [Member]	Dec. 31, 2011 First Mortgage Bonds, Due September 2021 [Member] Debt Instrument, Mobile Gas [Member]	Dec. 31, 2012 First Mortgage Bonds, Due September 2031 [Member] Debt Instrument, Mobile Gas [Member]	Dec. 31, 2011 First Mortgage Bonds, Due September 2031 [Member] Debt Instrument, Mobile Gas [Member]	Dec. 31, 2012 First Mortgage Bonds Due April 2042 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds Due September 2042 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 Other Long-term Debt [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 Other Long-term Debt [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 Other Long-term Debt [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 Other Long-term Debt [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 Commercial Paper [Member] Debt Instrument, Sempra Global [Member]	Dec. 31, 2011 Commercial Paper [Member] Debt Instrument, Sempra Global [Member]	Dec. 31, 2012 Other Long-term Debt, Due February 2013 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due February 2013 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Due November 2013 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due November 2013 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Due June 2014 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 Other Long-term Debt, Due June 2014 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 Other Long-term Debt, Due May 2016 [Member] Debt Instrument, So Cal Gas [Member]		Dec. 31, 2011 Other Long-term Debt, Due May 2016 [Member] Debt Instrument, So Cal Gas [Member]		Dec. 31, 2012 Other Long-term Debt, Due June 2016 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due June 2016 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Due June 2018 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due June 2018 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Due February 2019 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due February 2019 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Due July 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 Other Long-term Debt, Due July 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 Other Long-term Debt, Due December 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 Other Long-term Debt, Due December 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 Other Long-term Debt, Due March 2023 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 Other Long-term Debt, Due March 2023 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 Other Long-term Debt, Due July 2024 [Member] Debt Instrument, Other Sempra Natural Gas [Member]		Dec. 31, 2011 Other Long-term Debt, Due July 2024 [Member] Debt Instrument, Other Sempra Natural Gas [Member]		Dec. 31, 2012 Other Long-term Debt, Due January 2028 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 Other Long-term Debt, Due January 2028 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 Other Long-term Debt, Due October 2039 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due October 2039 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Employee Stock Ownership Plan Bonds, Due On Demand [Member] Debt Instrument, Parent [Member]		Dec. 31, 2012 Industrial Development Bonds, Due August 2037 [Member] Debt Instrument, Other Sempra Natural Gas [Member]		Dec. 31, 2011 Industrial Development Bonds, Due August 2037 [Member] Debt Instrument, Other Sempra Natural Gas [Member]		Dec. 31, 2012 Capital Lease Obligations, Purchased Power Agreements [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 Capital Lease Obligations, Purchased Power Agreements [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 Capital Lease Obligations, Other [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 Capital Lease Obligations, Other [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 Market Value Adjustment For Interest Rate Swap [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Market Value Adjustment For Interest Rate Swap [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Due March 2014 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due March 2014 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Variable Rate Notes Due March 2014 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Variable Rate Notes Due March 2014 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt Due October 2014 [Member] Debt Instrument, Chilquinta Energia [Member]		Dec. 31, 2011 Other Long-term Debt Due October 2014 [Member] Debt Instrument, Chilquinta Energia [Member]		Dec. 31, 2009 Other Long-term Debt Due October 2014 [Member] Debt Instrument, Chilquinta Energia [Member]	Dec. 31, 2012 Other Long-term Debt, Due October 2030 [Member] Debt Instrument, Chilquinta Energia [Member]		Dec. 31, 2011 Other Long-term Debt, Due October 2030 [Member] Debt Instrument, Chilquinta Energia [Member]		Dec. 31, 2012 Other Long-term Debt, Due May 2013 [Member] Debt Instrument, Other Sempra Natural Gas [Member]	Dec. 31, 2011 Other Long-term Debt, Due May 2013 [Member] Debt Instrument, Other Sempra Natural Gas [Member]	Dec. 31, 2012 Other Long Term Debt, Variable Rate Notes Due November 2013 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long Term Debt, Variable Rate Notes Due June 2016 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Otay Mesa Energy Center Loan Payable Currently Through April 2019 [Member]	Dec. 31, 2011 Otay Mesa Energy Center Loan Payable Currently Through April 2019 [Member]	Dec. 31, 2012 Other Long Term Debt, Payable Currently Through December 2016 [Member] Debt Instrument, Luz Del Sur [Member]	Dec. 31, 2011 Other Long Term Debt, Payable Currently Through December 2016 [Member] Debt Instrument, Luz Del Sur [Member]	Dec. 31, 2012 Other Long Term Debt, Payable Currently Through October 2022 [Member] Debt Instrument, Luz Del Sur [Member]	Dec. 31, 2011 Other Long Term Debt, Payable Currently Through October 2022 [Member] Debt Instrument, Luz Del Sur [Member]	Dec. 31, 2012 Other LongTerm Debt, Variable Rate Loan Payable Currently Through December 2028 [Member] Debt Instrument, Sempra Renewables [Member]		Dec. 31, 2012 Other LongTerm Debt, Fixed Rate Loan Payable Currently Through December 2028 [Member] Debt Instrument, Sempra Renewables [Member]	Dec. 31, 2012 Other Long Term Debt, Payable Currently Through January 2031 [Member] Debt Instrument, Sempra Renewables [Member]	Dec. 31, 2012 Other Long Term Debt, Payable Currently Through 2013 [Member] Debt Instrument, Other Sempra Natural Gas [Member]		Dec. 31, 2011 Other Long Term Debt, Payable Currently Through 2013 [Member] Debt Instrument, Other Sempra Natural Gas [Member]		Dec. 31, 2012 Other Long Term Debt, Payable Currently Through December 2017 [Member] Debt Instrument, Other Sempra Natural Gas [Member]	Dec. 31, 2011 Other Long Term Debt, Payable Currently Through December 2017 [Member] Debt Instrument, Other Sempra Natural Gas [Member]	Dec. 31, 2012 Other Long Term Debt Due April 2017 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long Term Debt Due October 2022 [Member] Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 3,536	$ 3,286	$ 1,400	$ 1,300			$ 250	$ 250	$ 250	$ 14	$ 14	$ 250	$ 250	$ 250	$ 250	$ 161	[1]	$ 161	[1]	$ 60	[1]	$ 60	[1]	$ 250	$ 250	$ 150 [1]	$ 150	[1]	$ 176	[1]	$ 176	[1]	$ 250	$ 250	$ 250	$ 250	$ 250	$ 250	$ 300	$ 300	$ 75	[1]	$ 75	[1]	$ 250	$ 250	$ 500	$ 500	$ 300	$ 300	$ 350	$ 350	$ 250	$ 250	$ 20	$ 20	$ 42	$ 42	$ 250	$ 350					$ 300	$ 400	$ 400	$ 400	$ 250	$ 250	$ 130	$ 130	$ 8	[1]	$ 8	[1]	$ 750	$ 750	$ 500	$ 500	$ 500	$ 500	$ 39	[1]	$ 39	[1]	$ 60	[1]	$ 60	[1]	$ 25	[1]	$ 25	[1]	$ 74	[1]	$ 21	[1]	$ 5	$ 5	$ 750	$ 750	$ 8	[1]	$ 55	[1]	$ 55	[1]					$ 19	$ 16	$ 500	$ 500	$ 300	$ 300	$ 86	[1]	$ 24	[1]		$ 224	[1]	$ 202	[1]	$ 1	$ 1			$ 345	$ 355	$ 31	$ 41	$ 284	$ 185	$ 111	[1]		$ 286	$ 17	[1],[2]	$ 24	[1],[2]	$ 25	$ 29	$ 600	$ 500
Debt Instrument, Interest Rate, Stated Percentage									4.80%	5.50%		6.80%		5.30%		5.45%		1.65%	[1]			5.85%	[1]			6.00%					5.875%	[1]			5.35%		5.75%		6.125%		6.00%		4.00%	[1]			5.35%		4.50%		5.125%		3.00%		3.95%		4.14%		5.00%		4.30%	3.75%							6.00%		8.90%		5.90%		4.75%	[1]			6.50%		6.15%		9.80%		5.30%	[1]			5.50%	[1]			4.90%	[1]			4.50%				5.67%		6.00%														2.00%				2.75%					4.25%				9.00%				5.2925%								4.54%						8.45%		2.30%	2.875%
Debt Instrument, Interest Rate at Period End																																																																			0.62%																																								0.15%												1.07%													8.05%	4.64%							2.82%
Long-term Commercial Paper, Noncurrent	300	400
Capital Lease Obligations	189	204			4	11																																																																																																									178	180	7	13
Long Term Debt And Capital Lease Obligations, Including Current Portion			4,320	4,088	1,417	1,324	6,625	5,018																																																							784	802	17	24
Current portion of long-term debt	(725)	(336)	(16)	(19)	(4)	(257)	(705)	(60)
Debt Instrument, Unamortized Discount	(16)	(16)	(12)	(11)	(4)	(3)	(8)	(9)
Debt Instrument Unamortized Premium							8	7
Long-term debt	11,621	10,078	4,292	4,058	1,409	1,064	5,920	4,956
Debt Instrument Purchased By Parent																																																																																																																													50
Debt Instrument, Amount At Variable Rates After Fixed To Floating Swap Effective January 2011																																																																																																																																				200	300
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																												5.00%																																																																																																												6.20%		4.75%					2.24%	2.87%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																												5.25%																																																																																																												6.75%		7.09%					2.26%	3.51%
Debt Instrument, Amount At Fixed Rates After Floating to Fixed Swap																																																																																																																																														$ 83

[1]	Callable long-term debt.
[2]	Classified as long-term debt based on management's intent and ability to convert the debt to equity upon maturity.